OTHER INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 4,144
At 31 December	4,654	£ 4,144
Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	10,787	10,261
Additions	1,395	986
Disposals and write-offs		(460)
Exchange and other adjustments	1
Disposals	(186)
At 31 December	11,997	10,787
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,643	6,149
Disposals and write-offs		(460)
Exchange and other adjustments	(9)
Disposals	(186)
Charge for the year (note 9)	895	954
At 31 December	7,343	6,643
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	380	380
Brands £m | Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	584	584
Additions	0	0
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
At 31 December	584	584
Brands £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	204	204
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
Charge for the year (note 9)	0	0
At 31 December	204	204
Core deposit intangible £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Core deposit intangible £m | Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Additions	0	0
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
At 31 December	2,770	2,770
Core deposit intangible £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
Charge for the year (note 9)	0	0
At 31 December	2,770	2,770
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	381
At 31 December	310	381
Purchased credit card relationships £m | Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Additions	0	0
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
At 31 December	1,002	1,002
Purchased credit card relationships £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	621	551
Disposals and write-offs		0
Exchange and other adjustments	1
Disposals	0
Charge for the year (note 9)	70	70
At 31 December	692	621
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Customer- related intangibles £m | Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Additions	0	0
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
At 31 December	50	50
Customer- related intangibles £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Disposals and write-offs		0
Exchange and other adjustments	0
Disposals	0
Charge for the year (note 9)	0	0
At 31 December	50	50
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	3,383
At 31 December	3,964	3,383
Capitalised software enhancements £m | Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,381	5,855
Additions	1,395	986
Disposals and write-offs		(460)
Exchange and other adjustments	1
Disposals	(186)
At 31 December	7,591	6,381
Capitalised software enhancements £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,998	2,574
Disposals and write-offs		(460)
Exchange and other adjustments	(10)
Disposals	(186)
Charge for the year (note 9)	825	884
At 31 December	£ 3,627	£ 2,998